INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Schedule of income and social contribution taxes recoverable

	12.31.21	12.31.20
Income taxes recoverable	344,856	483,452
Social contribution taxes recoverable	40,222	35,825
Total	385,078	519,277

Current	382,386	519,277
Non-current	2,692	—

Schedule of income and social contribution taxes payable

	12.31.21	12.31.20
Income taxes payable	75,980	74,190
Social contribution taxes payable	24,756	23,755
Total	100,736	97,945

Current	3,068	1,693
Non-current	97,668	96,252

Schedule of significant components of deferred income and social contribution taxes

	Balance on	Income	Comprehensive	Equity	Balance on	Income	Comprehensive	Equity		Balance on
	12.31.19	statement	income	transactions (3)	12.31.20	statement	income	transactions (3)	Other	12.31.21
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses (1)	1,479,836	(17,338)	—	—	1,462,498	1,351,213	—	—	(921)	2,812,790
Income and social contribution taxes on temporary differences (2)	(4,455,247)	(1,158,942)	(103,430)	(20,778)	(5,738,397)	(996,724)	(135,805)	7,840	—	(6,863,086)
Provisions for legal, labor, tax civil and regulatory contingencies	1,690,591	101,826	—	—	1,792,417	287,153	—	—	—	2,079,570
Trade accounts payable and other provisions	531,341	262,080	—	—	793,421	341,521	—	—	—	1,134,942
Customer portfolio and trademarks	98,078	(132,249)	—	—	(34,171)	(202,747)	—	—	—	(236,918)
Estimated losses on impairment of accounts receivable	478,630	114,300	—	—	592,930	17,402	—	—	—	610,332
Estimated losses from modems and other P&E items	182,999	(9,343)	—	—	173,656	(48,438)	—	—	—	125,218
Pension plans and other post-employment benefits	387,507	38,641	(105,416)	—	320,732	31,187	(134,025)	—	—	217,894
Profit sharing	119,994	13,919	—	—	133,913	29,355	—	—	—	163,268
Licenses	(2,069,544)	(216,330)	—	—	(2,285,874)	(396,047)	—	—	—	(2,681,921)
Goodwill (Spanish and Navytree, Vivo Part. and GVT Part.)	(5,603,708)	(1,002,768)	—	—	(6,606,476)	(641,954)	—	7,840	—	(7,240,590)
Property, plant and equipment of small value	(288,451)	(453,073)	—	—	(741,524)	(147,909)	—	—	—	(889,433)
Technological Innovation Law	(24,565)	5,844	—	—	(18,721)	5,628	—	—	—	(13,093)
On other temporary differences	41,881	118,211	1,986	(20,778)	141,300	(271,875)	(1,780)	—	—	(132,355)
Total deferred tax (Liabilities), non-current	(2,975,411)	(1,176,280)	(103,430)	(20,778)	(4,275,899)	354,489	(135,805)	7,840	(921)	(4,050,296)

Deferred tax assets	5,548,581				6,051,884					7,898,149
Deferred tax (Liabilities)	(8,523,992)				(10,327,783)					(11,948,445)
Deferred tax (Liabilities), net	(2,975,411)				(4,275,899)					(4,050,296)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	171,042				138,641					121,748
Deferred tax (Liabilities)	(3,146,453)				(4,414,540)					(4,172,044)
(1)	Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)	Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

(3)Refers to deferred taxes arising from the acquisition and disposal of CyberCo Brasil in 2020 and from the disposal of CloudCo Brasil and IoTCo Brasil in 2021 (note 1.c),

Schedule of expected realization of deferred taxes

Year
2022	2,265,341
2023	454,739
2024	484,855
2025	547,077
2026	505,915
2027 onwards	(8,308,223)
Total	(4,050,296)

Schedule of reconciliation of income and social contribution tax expense

	2021	2020	2019
Income before taxes	5,959,529	6,008,234	6,394,535
Income and social contribution tax expenses, at the tax rate of 34%	(2,026,240)	(2,042,800)	(2,174,142)
Permanent differences
Equity pickup	39,869	250	256
Unclaimed interest on equity	(38,311)	(16,699)	(13,825)
Non-deductible expenses, gifts, incentives	(87,115)	(84,988)	(84,487)
Tax benefit related to interest on equity allocated	929,900	894,200	879,920
IR and CS on interest SELIC adjustment of overdue (Note 8.h)	1,407,523	—	—
Other	44,202	12,330	(1,243)
Tax (debits) credits	269,828	(1,237,707)	(1,393,521)

Effective rate	-4.5%	20.6%	21.8%
Current income and social contribution taxes	(84,661)	(61,427)	(101,246)
Deferred income and social contribution taxes	354,489	(1,176,280)	(1,292,275)